UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 24 F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2 Read instructions at end of Form before preparing Form.	OMB APPROVAL OMB Number: 3235-0456 Expires: June 30, 2009 Estimated average burden hours per response...................... ..... 2
1. Name and address of issuer: Dreyfus Investment Funds (formerly Mellon Institutional Funds Investment Trust) c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the securities of the issuer, check the box but do not list series or classes):                                               ☐

Mellon Capital Large Cap Growth Fund (liquidated as of September 30, 2008)

Mellon Capital Micro Cap Fund (liquidated as of September 30, 2008)

Dreyfus/Newton International Equity Fund

Dreyfus/The Boston Company Emerging Markets Core Equity Fund

Dreyfus/The Boston Company International Core Equity Fund

Dreyfus/The Boston Company International Small Cap Fund

Dreyfus/The Boston Company Large Cap Core Fund

Dreyfus/The Boston Company Small Cap Growth Fund

Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund

Dreyfus/The Boston Company Small Cap Value Fund

Dreyfus/The Boston Company Small/Mid Cap Growth Fund

Dreyfus/The Boston Company Small Cap Value Fund II

Dreyfus/Standish Intermediate Tax-Exempt Bond Fund

3. Investment Company Act File Number: 811-4813 Securities Act File Number: 33-8214
4(a). Last day of fiscal year for which this Form is filed: September 30, 2008

4(b).

☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See instruction A.2)

Note:  If the Form is being filed late, interest must be paid on the registration fee due.

4(c). ☐ Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number .

SEC 2393(6-02)

5.

Calculation of registration fee:

(i)

Aggregate sale price of securities sold during the

fiscal year pursuant to section 24(f):

$1,171,144,384

(ii)

Aggregate price of securities redeemed or

repurchased during the fiscal year:

$2,077,782,820

(iii)

Aggregate price of securities redeemed or

repurchased during any prior fiscal year ending no

earlier than October 11, 1995 that were not

previously used to reduce registration fees payable

to the Commission:

$ 733,526,633

(iv)

Total available redemption credits [add items 5(ii) and 5(iii)]:

$2,811,309,453

(v)

Net sales—if item 5(i) is greater than item 5(iv)

[subtract item 5(iv) from Item 5(i)]

$

              0

(vi)

Redemption credits available for use in future years

$1,640,165,069

- if Item 5(i) is less than Item 5(iv) [subtract Item

5(iv) from Item 5(i)]

(vii)

Multiplier for determining registration fee (See

Instruction C.9)

x 0.0000393

(viii)Registration fee due [multiply Item 5(v) by Item

5(vii)] (enter “0” if no fee is due):

=$

        0.00

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:  -0-  .  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:    -0-  .

7. Interest due —if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): +$ 0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 0.00
9. Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: Method of Delivery ☒ Wire Transfer ☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ JAMES WINDELS

James Windels, Treasurer

Date: December 5, 2008

*Please print the name and title of the signing officer below the signature.